Overview and Organization and Basis of Presentation	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Overview and Organization and Basis of Presentation
(1)	Overview and Organization and Basis of Presentation
Overview of the Organization
Aurora Innovation, Inc. (the Company) was initially formed as a Delaware limited liability company in October 2016, then converted to a Delaware corporation in March 2017. The Company has offices in seven cities: Palo Alto, Mountain View, San Francisco, California; Pittsburgh, Pennsylvania; Bozeman, Montana; Coppell, Texas; Wixom, Michigan; and Seattle, Washington. The Company designs and develops the Aurora Driver, which is the hardware, software, and data services that allow vehicles to drive themselves.
Basis of Presentation and Principles of Consolidation
The unaudited condensed consolidated financial statements have been prepared in conformity with U.S. generally accepted accounting principles (“GAAP”) and include the Company and wholly owned subsidiaries. All intercompany transactions and balances have been eliminated in consolidation. Certain information and note disclosures normally included in financial statements prepared in accordance with GAAP have been condensed or omitted pursuant to rule and regulations of the Securities and Exchange Commission (“SEC”).
The information included herein should be read in conjunction with the audited financial statements and accompanying notes for the years ended December 31, 2020 and 2019. The condensed consolidated balance sheet as of December 31, 2020 included in the condensed consolidated financial statements was derived from the audited financial statements as of that date.
The condensed consolidated financial statements reflect, in the opinion of management, all adjustments of a normal, recurring nature necessary to fairly present our balance sheet, results of operations, and cash flows for six month period but are not necessarily indicative of the expected results for the full fiscal year or any future year.

(1)	Overview and Organization
Aurora Innovation, Inc. (the Company) was initially formed as a Delaware limited liability company in October 2016, then converted to a Delaware corporation in March 2017. The Company has offices in six cities: Palo Alto, Mountain View, and San Francisco, California; Pittsburgh, Pennsylvania; Bozeman, Montana; and Coppell, Texas. The Company designs and develops the Aurora Driver, which is the hardware, software, and data services that allow vehicles to drive themselves.